TRADE AND OTHER RECEIVABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
Trade and other receivables
Trade receivables	Rp 10,667		Rp 8,634
Other receivables	281		261
Total trade and other receivables	10,948	$ 711	8,895
Gross or Cost
Trade and other receivables
Trade receivables	18,173		16,202
Other receivables	521		500
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(7,506)		(7,568)	Rp (7,802)
Other receivables	Rp (240)		Rp (239)